Leases	12 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Leases
Leases
The Group’s lease portfolio consists of property leases of offices and delivery centres. The Group adopted IFRS 16 ‘Leases’ at 1 July 2019 and applied the modified retrospective approach. For details of accounting policies refer to note 3. For details of the transitional impact of the change from IAS 17 and IFRIC 4 to IFRS 16 refer to note 2.
Disclosure required by IFRS 16
As a lessee:
Right-of-use assets
Set out below are the carrying amounts of the Group’s right-of-use assets and the movements during the period:

£’000
As at 1 July 2019	—
Adjustment on initial application of IFRS 16 (see note 2)	40,222
Additions	20,827
Disposals	(220)
Derecognition as a result of subleases	(1,336)
Modifications(1)	335
Depreciation charge	(9,072)
Effect of foreign exchange revaluation and translations	378
As at 30 June 2020	51,134
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented. The carrying value of the corresponding right-of-use asset is also remeasured to reflect this change.
Lease liabilities
Set out below are the carrying amounts of the Group’s lease liabilities and the movements during the period:

	Leasehold Buildings £’000	Office equipment £’000	Total £’000
As at 1 July 2019	—	21	21
Adjustment on initial application of IFRS 16 (see note 2)	40,173	—	40,173
Additions	20,818	—	20,818
Disposals	(242)	—	(242)
Modifications(1)	353	—	353
Interest	1,066	—	1,066
Payments	(9,882)	(21)	(9,903)
Effect of foreign exchange revaluation and translations	1,079	—	1,079
As at 30 June 2020	53,365	—	53,365
(1) Lease liabilities are remeasured when a change to future contractual cash flows is identified. Remeasurements were made in the year based upon changes in indexation and changes resulting from additional space rented.
The potential impact of lease covenants is considered to be immaterial.
The maturities of the Group’s lease liabilities are as follows:

	2020 (IFRS 16) £’000	2019 (IAS 17) £’000
Less than 1 year	11,132	21
1 to 5 years	30,643	—
More than 5 years	16,168	—
Total undiscounted lease liabilities	57,943	21

Lease liabilities included in the balance sheet	53,365	21
Analysed as :
Current	11,132	21
Non-current	42,233	—

Income Statement Impact
The following items have been recognised in the Consolidated statement of comprehensive income for the current and prior year:

	2020 (IFRS 16) £’000	2019 (IAS 17) £’000
Depreciation on right-of-use assets	9,072	—
Interest expense on lease liabilities	1,066	3
Expense related to short-term leases	437	—
Gain on sublease recognition	(472)	—
Gain on disposal of leases	(23)	—
Fair value movement of financial assets	(30)	—
Operating lease costs expensed	—	9,941
	10,050	9,944

The total Group cash outflow for leases as a lessee in the year was £9.90 million.

As a lessor:
During 2020, the Group entered into an arrangement to sub-lease a building that had been presented as part of a right-of-use asset. This has been classified as a finance sub-lease.
As a result of the above, the Group recognised a gain of £0.47 million on derecognition of the right-of-use asset pertaining to the building, which has been presented within Finance Income.
During 2020, the Group recognised interest income on lease receivables of £0.03 million (2019: nil).
The total Group cash inflow for leases as a lessor in the year was £0.67 million.
During the year the investment in finance lease receivable decreased by £0.64 million due to payments received, net off by interest income.
The following table sets out the maturity analysis of lease payments receivable for sub-leases classified as finance leases showing the undiscounted lease payments to be received after the reporting date and the net investment in the finance lease receivable.

Finance leases 2020 £’000
Less than 1 year	584
1 to 2 years	534
2 to 3 years	78
3 to 4 years	—
4 to 5 years	—
More than 5 years	—
Total undiscounted lease payments receivable	1,196
Unearned finance income	27
Net investment in finance lease receivable	1,223

IAS 17 Disclosure as at 30 June 2019
Commitments Under Finance Leases
Future minimum finance lease payments at 30 June 2019 were as follows:

2019 £’000
Amounts payable within 1 year	£21
Amounts payable 1 to 3 years	—
Amounts payable 3 to 5 years	—
Amounts payable in more than 5 years	—
Total	£21

Commitments Operating Leases
At 30 June 2019, the Group had commitments under non-cancellable operating leases as follows:

2019 £’000
Amounts payable within 1 year	£10,907
Amounts payable 1 to 3 years	19,868
Amounts payable 3 to 5 years	12,406
Amounts payable in more than 5 years	15,292
Total	£58,473